Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash	₩ 0	₩ 3
Deposits	2,021,640	2,257,519
Total	2,021,640	2,257,522	₩ 1,824,649	₩ 3,541,597
Deposits in banks
Deposits in banks, Time deposits	600	905,971
Non-current assets
Deposits in banks, Deposit for checking account	₩ 11	₩ 11